ANGEL OAK MORTGAGE TRUST I, LLC ABS-15G

Exhibit 99.21

Loan Number	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
310001011	[REDACTED]	[REDACTED]	Property	HPML Appraisal Requirements are Not Met	[REDACTED]	1	Closed	Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. "I performed this appraisal in accordance with the requirements of Title XI of the Financial Institution Reform, Recovery and Enforcement Act of 1989, (12 U.S.C.3331 et seq.), and any implementing regulations."	[REDACTED]	Verified reserves - Post closing reserves [REDACTED]. [REDACTED] months reserves required.; Verified housing payment history - Mortgage delinquency was from Co-Signed Loan for a family member. The mortgage history from the borrowers departing residence was [REDACTED].	[REDACTED] Exception is cleared with the [REDACTED] appraisal report that includes Title XI FIRREA verbiage. [REDACTED] Exception Cleared;	[REDACTED]- Exception is cleared with the [REDACTED] appraisal report that includes Title XI FIRREA verbiage. [REDACTED] Exception Cleared;	Securitized	A	A	A	A	A